Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related party transactions

25.	Related party transactions
Related parties of the Company are entities and individuals capable of exercising control, joint control or significant influence over the Company and its subsidiaries. Related parties also include associates, joint ventures and unconsolidated subsidiaries of the Company, members of the Stellantis Board of Directors, executives with strategic responsibilities and certain members of their families. Related parties include companies belonging to Exor N.V. (“Exor”), which includes Ferrari N.V. and CNH Industrial N.V.
Transactions carried out by Stellantis with its related parties are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved, and primarily relate to:
•the purchase of engines and engine components for Maserati vehicles from Ferrari N.V.;
•the purchase of powertrain systems for light commercial vehicles from CNHI;
•the sale of powertrain and other components to the companies of CNHI;
•the provision of services (accounting, payroll, tax administration, information technology and security) to the companies of CNHI;
•the sale of vehicles to the leasing and renting subsidiaries of the joint ventures FCA Bank and Koç Fiat Kredi and to the joint ventures with Santander and BNP Paribas;
•the purchase of light commercial vehicles and passenger cars from the joint venture Tofas;
•the provision of services and the sale of goods to the GAC FCA JV and to Dongfeng Peugeot Citroën Automobiles;
•the purchases of goods and services from Gefco;
•the purchase of vehicles from, the provision of services and the sale of goods to the joint operation Fiat India Automobiles Private Limited; and
•the Jeep brand sponsorship of Juventus Football Club (a subsidiary of Exor).
The most significant financial transactions with related parties generated Receivables from financing activities of the Company’s financial services companies from joint ventures and Asset-backed financing relating to amounts due to FCA Bank for the sale of receivables, which did not qualify for derecognition under IFRS 9 – Financial Instruments.
The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2021				2020				2019
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€831	€1,220	€14	€—	€—	€—	€—	€—	€—	€—	€—	€—
FCA Bank	1,666	19	(1)	39	—	—	—	—	—	—	—	—
GAC FCA JV	45	—	—	(3)	—	—	—	—	—	—	—	—
Dongfeng Peugeot Citroën Automobiles	150	122	—	—	95	54	—	(2)	189	129	—	—
Partnership with Santander	3,955	632	57	—	3,799	558	—	—	5,138	438	—	—
Partnership with BNP Paribas Personal Finance	733	15	—	—	778	272	—	—	—	—	—	—
Other	4	2	8	—	—	—	—	—	—	—	—	—
Total joint arrangements	7,384	2,010	78	36	4,672	884	—	(2)	5,327	567	—	—
GEFCO	25	2,048	—	—	23	1,913	—	—	33	2,264	—	—
Other	66	144	16	(2)	58	4	—	(3)	95	116	—	(6)
Total associates	91	2,192	16	(2)	81	1,917	—	(3)	128	2,380	—	(6)
CNHI	332	169	1	—	—	—	—	—	—	—	—	—
Ferrari N.V.	27	115	—	—	—	—	—	—	—	—	—	—
Directors and Key Management	—	—	73	—	—	—	48	—	—	—	33	—
Other	179	5	49	—	—	—	—	—	—	—	—	—
Total CNHI, Ferrari, Directors and other	538	289	123	—	—	—	48	—	—	—	33	—
Total unconsolidated subsidiaries	261	11	5	(4)	—	—	—	—	—	—	—	—
Total transactions with related parties	€8,274	€4,502	€222	€30	€4,753	€2,801	€48	€(5)	€5,455	€2,947	€33	€(6)

Total for the Company	€149,419	€119,943	€9,130	€734	€47,656	€38,250	€3,923	€94	€58,993	€46,625	€4,922	€124
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2021				2020
	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€25	€356	€—	€—	€—	€—	€—	€—
FCA Bank	105	115	1	88	—	—	—	—
GAC FCA JV	125	5	—	—	—	—	—	—
Dongfeng Peugeot Citroën Automobiles	132	68	—	—	126	53	—	—
Partnership with Santander	165	139	120	26	298	134	136	13
Partnership with BNP Paribas Personal Finance	93	138	—	—	61	98	—	—
Other	2	14	—	—	—	—	—	—
Total joint arrangements	647	835	121	114	485	285	136	13
GEFCO	15	383	—	—	3	157	—	—
Other	19	54	—	—	279	30	—	—
Total associates	34	437	—	—	282	187	—	—
CNHI	29	12	—	—	—	—	—	—
Ferrari N.V.	11	23	—	—	—	—	—	—
Other	55	31	—	—	—	—	—	—
Total CNHI, Ferrari N.V. and other	95	66	—	—	—	—	—	—
Total unconsolidated subsidiaries	61	34	—	28	—	—	—	—
Total originating from related parties	€837	€1,372	€121	€142	€767	€472	€136	€13

Total for the Company	€11,442	€50,316	€993	€32,589	€6,793	€29,205	€260	€13,443
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(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt.
Commitments and Guarantees
As of December 31, 2021, the Company had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2022	€273
2023	€157
2024	€154
In December 2019, the Company committed to pay €198 million over an 18 year period to Dongfeng Peugeot Citroën Automobiles for the promotion of the Company's brands, subject to presentation of detailed plans of use and effectiveness. The residual commitment at December 31, 2021 amounts to €166 million. As of December 31, 2021, the future minimum expected obligations were as follows:

(€ million)
2022	€16
2023	€10
2024	€10
2025	€10
2026	€10
2027 and thereafter	€110
Compensation to Directors and Key Management
The fees of the Directors of the Company for carrying out their respective functions were €29 million for the year ended December 31, 2021.
The aggregate compensation expense for remaining executives with strategic responsibilities was approximately €44 million for 2021, which in addition to base compensation, included:
•€19 million in 2021 for share-based compensation expense;
•€12 million in 2021 for short-term employee benefits; and
•€4 million in 2021 for pension and similar benefits.
Refer to Note 19, Share-based compensation, for information related to the PSU and RSU awards granted to certain key employees.
Compensation to PSA management bodies in the year ended December 31, 2020 were approximately €48 million of which €8 million of performance share costs and €5 million in contribution to defined contribution pension plans.